MUTUAL OF AMERICA
LIFE INSURANCE COMPANY
320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1840
212 224 2518 FAX

AMY LATKIN
VICE PRESIDENT AND
ASSOCIATE GENERAL COUNSEL
CORPORATE LAW

April 28, 2016

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2

Post-Effective Amendment to Registration Statement on Form N-4

(File no. 033-11023 and 811-03996, Thrift Contracts)

Filed pursuant to Rule 485(b) of the Securities Act of 1933

Commissioners:

As in-house counsel for Mutual of America Life Insurance Company, I participated in the preparation of the above referenced Post-Effective Amendment filed on the date hereof. Such Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(B) of the Securities Act of 1933.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel